Financial assets and other receivables - Changes in impairment losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	$ (384,566)
Change in scope of consolidation	112,226
Financial assets at end of period	(379,907)	$ (384,566)
Accumulated impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Financial assets at beginning of period	4,964	17,346
Impairment losses recognized (Note 25.3)	2,517	3,190	$ 1,784
Amounts written off as uncollectible	(100)	(15,118)
Change in scope of consolidation	(2,750)
Exchange differences	(88)	(454)
Financial assets at end of period	$ 4,543	$ 4,964	$ 17,346